Annual Total Returns	Dec. 31, 2023
Calvert VP SRI Balanced Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Balanced Portfolio | Class I
Bar Chart Table:
2015	9.46%
2016	(1.90%)
2017	7.42%
2018	12.16%
2019	(2.67%)
2020	24.40%
2021	15.26%
2022	15.12%
2023	(15.41%)
2023	16.82%
Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
2014	8.09%
2015	(3.28%)
2016	7.24%
2017	11.65%
2018	(4.43%)
2019	31.36%
2020	12.24%
2021	15.03%
2022	(19.49%)
2023	11.64%